Document and Entity Information	0 Months Ended
May 07, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 07, 2015
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	May 07, 2015
Document Effective Date	May 07, 2015
Prospectus Date	Oct. 31, 2014
Brown Advisory Small-Cap Fundamental Value Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAUUX
Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAUAX